Other Receivables (Details) - Schedule of other receivables - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule of other receivables [Abstract]
Rent deposit		$ 8,900
Receivable from sale of equipment	6,819,050
Other receivables	$ 6,819,050	$ 8,900